UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CALIFORNIA MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2009




















                                                                      (Form N-Q)

48501-0809                                  (C)2009, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2009

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS) Principal and interest payments are insured by one of the following: Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., Financial Security Assurance Holdings Ltd., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Inc., Morgan Stanley, Societe Generale, SunTrust Bank, Wachovia Bank, N.A., or Wells Fargo & Co.

================================================================================
1 | USAA California Money Market Fund

================================================================================

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Merrill Lynch & Co., Inc.



PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD            Community College District
PRE            Prefunded to a date prior to maturity
SPEAR          Short Puttable Exempt Adjustable Receipts
USD            Unified School District




================================================================================
                                                    Portfolio of Investments | 2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
June 30, 2009 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               VARIABLE-RATE DEMAND NOTES (96.0%)

               CALIFORNIA (85.3%)

$   5,000      Alameda Corridor Transportation Auth.
                     (LIQ)(LOC - Deutsche Bank A.G.) (a)    0.22%        10/01/2031       $   5,000
   10,885      Anaheim Public Financing Auth. (INS)(LIQ)
                     (a)                                    0.40         10/01/2034          10,885
    1,955      Apple Valley (LOC - Allied Irish Banks
                     plc)                                   0.60          9/01/2015           1,955
    3,985      Association of Bay Area Governments (LOC
                     - Branch Banking & Trust Co.)          0.20         10/01/2035           3,985
   14,200      Azusa USD (LIQ)(INS)                         3.00          6/01/2029          14,200
   16,000      Azusa USD (LIQ)(INS)                         3.00          6/01/2038          16,000
    1,500      Carlsbad USD (INS)(LIQ)                      1.50          9/01/2014           1,500
    4,750      Carlsbad USD (INS)(LIQ)                      1.50          9/01/2023           4,750
    5,350      Carlsbad USD (INS)(LIQ)                      1.50          9/01/2030           5,350
    2,570      Department of Water Resources (LIQ) (a)      0.55          6/01/2013           2,570
    5,010      Dublin USD (INS)(LIQ) (a)                    1.05          2/01/2012           5,010
   25,895      Educational Facilities Auth. (LOC -
                     Allied Irish Banks plc)                0.50         10/01/2034          25,895
    3,685      Educational Facilities Auth. (LIQ)(LOC -
                     Deutsche Bank A.G.) (a)                0.22         10/01/2037           3,685
    5,695      Educational Facilities Auth. (LIQ) (a)       0.40          9/15/2039           5,695
   18,000      Educational Facilities Auth. (LIQ)           1.75         10/01/2040          18,000
   23,695      Golden State Tobacco Securitization Corp.
                     (INS)(LIQ) (a)                         0.45          6/01/2013          23,695
   14,000      Golden State Tobacco Securitization Corp.
                     (LIQ)(NBGA) (a)                        0.66          6/01/2047          14,000
    2,355      Grossmont Union High School District
                     (LIQ)(LOC - Deutsche Bank A.G.) (a)    0.22          8/01/2030           2,355
    4,500      Hanford (LOC - Union Bank of California,
                     N.A.)                                  0.85          4/01/2023           4,500
    4,000      Health Facilities Financing Auth.
                     (INS)(LIQ) (a)                         0.35         11/15/2042           4,000
    5,700      Infrastructure and Economic Dev. Bank
                     (LOC - Allied Irish Banks plc)         0.60         10/01/2027           5,700
    9,200      Infrastructure and Economic Dev. Bank
                     (LOC - Allied Irish Banks plc)         0.40          8/01/2037           9,200
   15,000      Irvine Ranch Water District (LOC -
                    Landesbank Baden-Wurttemberg)          1.50           5/01/2037          15,000
   18,000      Irvine USD Communities Facilities
                     District (LIQ)(LOC - State Street
                     Bank and Trust Co.) (a)                0.95          3/01/2012          18,000
    8,550      Lakeside Union School District (INS)(LIQ)    2.32          9/01/2039           8,550
    2,500      Livermore (LOC - Allied Irish Banks plc)     0.60         10/01/2030           2,500
    7,540      Loma Linda (LOC - Union Bank of
                     California, N.A.)                      0.69          6/01/2025           7,540
   30,000      Long Beach                                   0.54         10/01/2016          30,000
   12,815      Los Angeles Municipal Improvement Corp.
                     (INS)(LIQ) (a)                         0.45          1/01/2031          12,815
    6,690      Montebello Public Financing Auth. (LOC -
                     Union Bank of California, N.A.)        0.69         12/01/2034           6,690
    7,190      Municipal Finance Auth. (LOC - Allied
                     Irish Banks plc)                       0.40          5/01/2039           7,190
    1,775      Perris Union High School District
                     (LIQ)(INS)                             2.32          9/01/2018           1,775
    3,935      Perris Union High School District
                     (LIQ)(INS)                             2.32          9/01/2033           3,935
   10,000      Pomona (LOC - HSH Nordbank A.G.)             0.33          1/01/2034          10,000


===================================================================================================
3 | USAA California Money Market Fund

===================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------


$   6,960      Redwood (LOC - KBC Bank, N.V.)               0.33%         7/01/2021       $   6,960
   13,650      Sacramento County Sanitation Districts
                     Financing Auth. (LIQ)(LOC - Societe
                     Generale) (a)                          0.27         12/01/2035          13,650
    1,380      San Diego County (LOC - Allied Irish
                     Banks plc)                             0.40         11/01/2034           1,380
   10,750      San Marcos Public Facilities Auth.
                     (INS)(LIQ) (a)                         0.40          8/01/2038          10,750
   10,000      San Mateo County Housing Auth.
                     (LIQ)(NBGA) (a)                        1.21         11/01/2009          10,000
    5,530      Selma Public Financing Auth. (LOC -
                     Allied Irish Banks plc)                0.60          9/15/2022           5,530
    4,435      Southern California Public Power Auth.
                     (LOC - Lloyds TSB Bank plc)            1.18          7/01/2019           4,435
   11,450      SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)    0.29          8/01/2031          11,450
   19,000      SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)    0.27          8/01/2036          19,000
    6,062      SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)    0.29          8/01/2041           6,062
   11,540      State (INS)(LIQ) (a)                         0.40         12/01/2012          11,540
   10,255      State (LIQ) (PRE) (a)                        1.00         12/01/2030          10,255
    3,200      Statewide Communities Dev. Auth. (LOC -
                     SunTrust Bank)                         1.25          6/01/2013           3,200
    4,210      Statewide Communities Dev. Auth.
                     (LIQ)(LOC - Citigroup, Inc.) (a)       1.27          2/01/2015           4,210
    5,355      Statewide Communities Dev. Auth. (LOC -
                     SunTrust Bank)                         2.45          4/01/2027           5,355
    5,010      Statewide Communities Dev. Auth.
                     (LIQ)(LOC - Wells Fargo & Co.) (a)     0.29          7/01/2030           5.010
    5,000      Statewide Communities Dev. Auth.
                     (LIQ)(LOC - Wells Fargo & Co.) (a)     0.29         10/01/2036           5,000
    6,000      Statewide Communities Dev. Auth. (LOC -
                     City National Bank)                    2.50          8/01/2037           6,000
    7,000      Statewide Communities Dev. Auth.
                     (LIQ)(NBGA) (a)                        1.51          9/01/2038           7,000
    9,000      Statewide Communities Dev. Auth. (LIQ) (a)   0.33          7/01/2047           9,000
    3,000      Sweetwater Union High School District
                     (INS)(LIQ) (a)                         0.40          8/01/2038           3,000
    2,200      Univ. of California Regents (LIQ) (a)        0.55          5/15/2030           2,200
    2,500      Univ. of California Regents (LIQ) (a)        0.33          5/15/2035           2,500
    1,985      Univ. of California Regents (LIQ) (a)        0.30          5/15/2037           1,985
    5,000      Ventura County CCD (LIQ) (a)                 0.60          8/01/2027           5,000
    5,290      West Covina Public Financing Auth. (LOC -
                     Union Bank of California, N.A.)        0.69          5/01/2034           5,290
    6,985      West Covina Public Financing Auth. (LOC -
                     Union Bank of California, N.A.)        0.69          5/01/2034           6,985
   11,790      William S. Hart Union High School
                     District (LIQ)(LOC - Wells Fargo &
                     Co.) (a)                               0.30          9/01/2025          11,790
                                                                                          ---------
                                                                                            506,462
                                                                                          ---------

               PUERTO RICO (10.7%)

    4,400      Aqueduct and Sewer Auth. (INS)(LIQ) (a)      0.47          7/01/2047           4,400
   17,200      Commonwealth (LIQ)(LOC - Bank of America,
                     N.A.) (a)                              0.75          7/01/2011          17,200
   1,000       Electric Power Auth. (LIQ)(LOC - Dexia
                     Credit Local) (a)                      1.74          7/01/2033           1,000
    3,000      Highway and Transportation Auth.
                     (LIQ)(LOC - Citigroup, Inc.) (a)       1.10          8/29/2009           3,000
    4,000      Highway and Transportation Auth.
                     (INS)(LIQ) (a)                         0.32          7/01/2036           4,000
   20,300      Highway and Transportation Auth.
                     (INS)(LIQ) (a)                         1.00          7/01/2041          20,300
   13,400      Highway and Transportation Auth.
                     (LIQ)(LOC - Dexia Credit Local) (a)    1.74          7/01/2041          13,400
                                                                                          ---------
                                                                                             63,300
                                                                                          ---------
               Total Variable-Rate Demand Notes (cost: $569,762)                            569,762
                                                                                          ---------

===================================================================================================
                                                                       Portfolio of Investments | 4

===================================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               PUT BONDS (0.9%)

               PUERTO RICO (0.9%)

$   5,500      Industrial, Medical and Environmental
                     Pollution Control Facilities
                     Financing Auth.  (cost:  $5,500)       2.00%         3/01/2023       $   5,500
                                                                                          ---------

               FIXED-RATE INSTRUMENTS (3.6%)

               CALIFORNIA (3.6%)

   11,250      Los Angeles County Capital Asset Leasing
                     Corp. (LOC - Bayerische Landesbank,
                     JPMorgan Chase Bank, N.A., and
                     WestLB A.G.)                           0.75          7/06/2009          11,250
   10,000      Los Angeles County Capital Asset Leasing
                     Corp. (LOC - Bayerische Landesbank,
                     JPMorgan Chase Bank, N.A., and
                     WestLB A.G.)                           0.75          7/07/2009          10,000
                                                                                          ---------
                                                                                             21,250
                                                                                          ---------
               Total Fixed-Rate Instruments(cost: $21,250)                                   21,250
                                                                                          ---------

               TOTAL INVESTMENTS (COST: $596,512)                                       $   596,512
                                                                                          =========

===================================================================================================

5 | USAA California Money Market Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

June 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. Fair value measurements - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

================================================================================
                                            Notes to Portfolio of Investment | 6

================================================================================

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:
                                                                   SIGNIFICANT
                                             OTHER SIGNIFICANT     UNOBSERVABLE
                          QUOTED PRICES      OBSERVABLE INPUTS       INPUTS
INVESTMENTS                (LEVEL 1)             (LEVEL 2)          (LEVEL 3)
--------------------------------------------------------------------------------
Municipal Securities*              $-           $596,512,000               $-
                          ------------------------------------------------------
TOTAL                              $-           $596,512,000               $-
--------------------------------------------------------------------------------
*Includes debt securities issued by states, territories, and possessions of the United States, and political subdivisions thereof. Refer to the portfolio of investments for a detailed list of the Fund's investments.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The fund had no delayed-delivery or when-issued commitments as of June 30, 2009.

D. GUARANTEE PROGRAM - On April 10, 2009, the Trust's Board of Trustees approved the continuation of the Fund's participation in the U.S. Department of the Treasury's (the U.S. Treasury) Temporary Guarantee Program for Money Market Funds (the Program) through September 18, 2009. Subject to certain terms and conditions, the Program provides coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008. If the Fund's NAV declines to below $0.995 after that date (Guarantee Event), the Program will provide coverage to Fund shareholders for up to $1 per share for the lesser of either the number of shares the shareholder held in the Fund at the close of business on that date or the number of shares the shareholder holds on the date that the Guarantee Event occurs. Fund shares acquired after September 19, 2008, generally are not covered under the Program. Additionally, shareholders not invested in the Fund on September 19, 2008, or shareholders who had a zero balance after September 19, 2008, will not be covered under the Program. As a requirement of continued participation in the Program, the Fund has agreed to liquidate within approximately 30 days if a Guarantee Event occurs. Participation in the Program does not guarantee a $1 NAV upon redemption or liquidation of shares. The amount of coverage is dependent on the availability of assets in the Exchange Stabilization Fund as determined by the U.S. Treasury. The U.S. Treasury and the Internal Revenue Service have issued guidance that confirms participation in the Program will not be treated as a federal guarantee that jeopardizes the tax-exempt treatment of payments by the Fund. The Fund will be responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the term of the Program

================================================================================
7 | USAA California Money Market Fund

================================================================================

(September 19, 2008, through September 18, 2009) is 0.04% of the number of Shares outstanding of the Fund as of September 19, 2008.

E. SUBSEQUENT EVENTS - Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 25, 2009, the date the quarterly report was issued, and has included disclosures and accounting adjustments in the quarterly report for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

F. As of June 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $593,355,000 at June 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================
                                            Notes to Portfolio of Investment | 8




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.